REIMBURSEMENT RIGHTS AND OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Fuel consumption account - CCC	R$ 652,154	R$ 615,540
Reimbursement of Fixed Assets in Progress - AIC	248,438	211,950
Adjustment Factor Itaipu	79,614	389,438
Current assets	980,206	1,216,928
Fuel consumption account - CCC	1,617,808	2,170,928
Estimated losses CCC - ECL	(340,063)	(340,063)
Reimbursement of Fixed Assets in Progress - AIC	107,734	294,042
Reimbursement rights, Non-current assets	1,385,479	2,124,907
Total right of reimbursement	2,365,685	3,341,835
PROINFA	8,572	1,912,423
Total reimbursement obligation	R$ 8,572	R$ 1,912,423